Related-party transactions and balances, Reconciliation of Movements of Liabilities to Cash Flows Arising from Related Party Financing Activities (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of movements of liabilities to cash flows arising from financing activities [abstract]
Beginning balance	$ 11,174,200,426	$ 6,682,672,814
Payments	(359,425,897)	(6,019,515,831)
Interest paid	(714,447,695)	(226,949,344)
Proceeds from loans	558,796,971	8,964,217,491
Accrued interest	1,383,101,613	742,053,537
Total changes from financing cash flows	12,072,514,524	9,639,737,986
Effect on changes in foreign exchange rates	(1,352,869,583)	1,534,462,440
Ending balance	10,719,644,941	11,174,200,426
Related Parties [Member]
Reconciliation of movements of liabilities to cash flows arising from financing activities [abstract]
Beginning balance	194,471,588	220,305,588
Payments	(110,390,827)	(476,238,335)
Interest paid	(15,455,526)	(35,380,058)
Proceeds from loans	123,407,734	417,288,465
Accrued interest	31,432,685	33,666,513
Total changes from financing cash flows	223,465,654	159,642,173
Effect on changes in foreign exchange rates	(25,385,747)	34,829,415
Ending balance	$ 198,079,907	$ 194,471,588